Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	10-12G/A
Amendment Flag	true
Amendment Description	Amendment No. 4
Entity Registrant Name	SINO GREEN LAND CORP.
Entity Central Index Key	0001433551
Entity Tax Identification Number	54-0484915
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No. 3 & 5
Entity Address, Address Line Two	Jalan Hi Tech 7/7
Entity Address, Address Line Three	Kawasan Perindustrian Hi Tech 7
Entity Address, City or Town	Semenyih, Selangor
Entity Address, Country	MY
Entity Address, Postal Zip Code	43500
City Area Code	603
Local Phone Number	8727 8732
Title of 12(b) Security	Common Stock, Par Value $0.001
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false